Employee share scheme - Number and weighted average exercise price of share options (Details) £ / shares in Units, Options in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) Options £ / shares	Dec. 31, 2022 GBP (£) Options £ / shares	Dec. 31, 2023 USD ($) Options	Dec. 31, 2022 USD ($) Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share options | £	£ 0.93	£ 0.89
Performance Share Plan | Ordinary share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | £	3.33	2.74
Performance Share Plan | American Depositary Share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | $			$ 8.37	$ 6.23
Share Value Plan | Ordinary share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | £	3.21	2.70
Share Value Plan | American Depositary Share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | $			$ 8.00	$ 6.03
Share Save Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share options | £	£ 0.93	£ 0.89
Weighted average exercise price, share options exercised during the year	£ 2.27
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days	3 years
Exercise price of outstanding share options		£ 2.27
Options outstanding | Options	5,490	4,623	5,490	4,623
Weighted average market price of shares on options exercised	£ 3.28
Share Save Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	2.27
Share Save Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	£ 2.66